Other Liabilities - Summary of Accrued Expenses and Other Liabilities Explanatory (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Jan. 01, 2022 KRW (₩)	[1]
Other Liabilities [Line Items]
Other liabilities	₩ 40,264,935	$ 31,189,675	₩ 28,850,033	[1]	₩ 31,155,093
Other financial liabilities
Other Liabilities [Line Items]
Other liabilities	37,416,916		26,163,260
Other payables
Other Liabilities [Line Items]
Other liabilities	17,953,030		11,263,263
Prepaid card and debit card payables
Other Liabilities [Line Items]
Other liabilities	36,005		35,259
Accrued expenses
Other Liabilities [Line Items]
Other liabilities	5,592,853		3,875,939
Financial guarantee contracts liabilities
Other Liabilities [Line Items]
Other liabilities	47,199		46,467
Deposits for letter of guarantees and others
Other Liabilities [Line Items]
Other liabilities	1,226,095		1,762,482
Domestic exchange settlement credits
Other Liabilities [Line Items]
Other liabilities	2,864,203		1,738,489
Foreign exchange settlement credits
Other Liabilities [Line Items]
Other liabilities	215,730		250,138
Borrowings of other accounting businesses
Other Liabilities [Line Items]
Other liabilities	2,793		0
Due to trust accounts
Other Liabilities [Line Items]
Other liabilities	8,142,102		5,808,446
Liability incurred from agency relationships
Other Liabilities [Line Items]
Other liabilities	514,642		513,621
Account for agency businesses
Other Liabilities [Line Items]
Other liabilities	249,379		241,910
Dividend payables
Other Liabilities [Line Items]
Other liabilities	7,455		3,425
Lease liabilities
Other Liabilities [Line Items]
Other liabilities	588,803		592,697
Others
Other Liabilities [Line Items]
Other liabilities	(23,373)		31,124
Other non-financial liabilities
Other Liabilities [Line Items]
Other liabilities	2,848,019		2,686,773
Other payables
Other Liabilities [Line Items]
Other liabilities	353,074		400,525
Unearned revenue
Other Liabilities [Line Items]
Other liabilities	351,677		520,465
Accrued expenses
Other Liabilities [Line Items]
Other liabilities	961,464		900,141
Deferred revenue on credit card points
Other Liabilities [Line Items]
Other liabilities	242,346		243,131
Withholding taxes
Other Liabilities [Line Items]
Other liabilities	306,709		228,195
Others
Other Liabilities [Line Items]
Other liabilities	₩ 632,749		₩ 394,316

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.